Shared-Based Payments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2006	Mar. 16, 2011	Dec. 31, 2003
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate of shares								2,051,644
Increase in aggregate of shares		4,336,731		3,790,760	3,258,106	2,512,390
Common Stock		545,970		532,654	745,716	460,746
Shares available for issuance	46,176
Outstanding options exercise prices	$ 1.50	$ 0.94	$ 0.94				$ 0.94
Total original Options exchanged for replacement Options	1,921,894
Expected life of option term	7 years	7 years	7 years
Aggregate intrinsic value of options outstanding	$ 17,400,000
Aggregate intrinsic value of options exercisable	12,200,000
2013 Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares available for issuance	1,960,168
Stock Option One [Member] | Original Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding options exercise prices							$ 1.88
Stock Option Two [Member] | Original Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding options exercise prices							$ 4.69
Equity Incentive Plan 2003 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expected life of option term	7 years
Weighted-average grant-date fair value of options granted		$ 0.94	$ 0.94
Total cash received for the options exercised		46,826	53,225
Fair value of shares vested		374,684	400,236
Unrecognized compensation expense recognition period	4 years	4 years
Equity Incentive Plan 2003 [Member] | Equity Incentive Plan Two Thousand [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized compensation cost related to non-vested stock-based compensation arrangements	$ 1,500,000	$ 636,308
Equity Incentive Plan 2003 [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options granted, maximum term	10 years
Stock Option Plan 2000 [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate of shares	130,725
Increase in aggregate of shares	150,297